Summary Prospectus

May 1, 2018

Wells Fargo VT Small Cap Growth Fund

Class 1

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-260-5969, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated May 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.00)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.95%
1.

The Manager has contractually committed through April 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $7.7 million to $16.73 billion as of March 31, 2018, and is expected to change frequently.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 1 shares as of 12/31 each year1

Highest Quarter: 2nd Quarter 2009	+25.25%
Lowest Quarter: 4th Quarter 2008	-28.89%
Year-to-date total return as of 3/31/2018 is +8.15%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1	7/16/2010	26.14%	14.47%	8.72%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		22.17%	15.21%	9.19%
1.

Historical Performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager/2011 Thomas C. Ognar, CFA, Portfolio Manager/2011

Purchase and Sale of Fund Shares

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

Link to Prospectus	Link to SAI

Summary Prospectus

May 1, 2018

Wells Fargo VT Small Cap Growth Fund

Class 2

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-260-5969, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated May 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies ("VLI Policies") or variable annuity contracts ("VA Contracts") through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.00)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.20%
1.

The Manager has contractually committed through April 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Expenses that may be charged in connection with VLI Policies or VA Contracts are not included in this Example of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$122
3 Years	$381
5 Years	$660
10 Years	$1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  80% of the Fund's net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $7.7 million to $16.73 billion as of March 31, 2018, and is expected to change frequently.

We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding emerging growth companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better investment opportunity or when valuation is extended beyond our expectations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year

Highest Quarter: 2nd Quarter 2009	+25.25%
Lowest Quarter: 4th Quarter 2008	-28.89%
Year-to-date total return as of 3/31/2018 is +8.05%

Average Annual Total Returns for the periods ended 12/31/2017
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	5/1/1995	25.86%	14.19%	8.52%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		22.17%	15.21%	9.19%

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager/2011 Thomas C. Ognar, CFA, Portfolio Manager/2011

Purchase and Sale of Fund Shares

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

Link to Prospectus	Link to SAI